Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits
Schedule of employee benefit

	2025	2024	2023

	(€ in thousands)
Wages and salaries	15,753	13,438	13,797
Social security costs	1,946	2,367	2,480
Pension costs — defined contribution plans	1,197	1,018	966
Equity-settled share based payments	4,014	2,544	3,106
Total	22,910	19,367	20,349
Average number of employees for the period	186.0	163.0	144.0

Schedule of employee per activity

	December 31, 2025	December 31, 2024	December 31, 2023
Research and Development	153.5	133.9	122.4
General and Administrative	33.1	32.2	34.2
Total number of employees (converted to FTE)	186.6	166.1	156.6